Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Obligations Under Capital And Operating Leases
Minimum future obligations under capital and operating leases at December 31, 2016 are as follows:

(in thousands)	Capital Leases	Operating Leases
2017	$1,114	$13,338
2018	1,534	9,292
2019	59	6,121
2020	12	3,752
2021	—	3,409
Thereafter	—	2,690
	2,719	$38,602
Less: Amount representing interest	(164)
	2,555
Less: Current portion	(999)
Long-term portion	$1,556

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties
At December 31, 2016, we had commitments to purchase goods or services, and for future license and royalty payments. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2017	$61,643	$15,969
2018	19,824	11,562
2019	12,257	10,702
2020	891	10,438
2021	661	8,066
Thereafter	—	8,765
	$95,276	$65,502